Filed pursuant to Rule 497(k)
1933 Act File No. 033-52154
1940 Act File No. 811-07168

HENNESSY CORNERSTONE MID CAP 30 FUND
Investor Class  HFMDX  |  Institutional Class  HIMDX

Summary Prospectus
February 28, 2025
(Amended and Restated as of September 3, 2025)

hennessyfunds.com  |  1-800-966-4354

The Fund’s Prospectus and Statement of Additional Information, both dated February 28, 2025, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus. Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund at no cost online at https://www.hennessyfunds.com/funds/regulatory-documents, by calling 1-800-966-4354 or 1-415-899-1555, or by emailing fundsinfo@hennessyfunds.com.

Investment Objective

The Hennessy Cornerstone Mid Cap 30 Fund seeks long-term growth of capital.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.74%		0.74%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.44%		0.21%
Shareholder Servicing	0.10%		None
Remaining Other Expenses	0.34%		0.21%
Total Annual Fund Operating Expenses		1.33%		0.95%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$135	$421	$729	$1,601
Institutional	$ 97	$303	$525	$1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategy

The Fund may invest in any company whose securities are listed on a U.S. national securities exchange, but not through American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. Under normal circumstances, the Fund invests at least 80% of its net assets in mid-cap growth-oriented common stocks by utilizing a quantitative formula known as the Cornerstone Mid Cap 30 Formula (the “Mid Cap 30 Formula”). From the investable common stocks of public companies in the S&P Capital IQ Database with market capitalizations between $2 billion and $25 billion, the Mid Cap 30 Formula identifies the 30 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

•	Price-to-sales ratio below 1.5

The Mid Cap 30 Formula uses price-to-sales as its value criterion because sales figures are more difficult for a company to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

•	Annual earnings that are higher than the previous year

The Mid Cap 30 Formula considers improved earnings to be a key indicator of a company’s financial strength.

•	Positive stock price appreciation over the past three-month and six-month periods

The Mid Cap 30 Formula considers stock price appreciation because it is often associated with positive fundamentals, such as strong growth or improving profitability.

The Fund purchases these 30 stocks weighted equally by dollar amount, with 3.33% of the portfolio’s assets invested in each. Using the Mid Cap 30 Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the fall. Stocks meeting the Mid Cap 30 Formula’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 3.33% weighting.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Formula Investing Risk: The Fund will adhere to the Mid Cap 30 Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund in a given year are experiencing financial difficulty or are out of favor with investors.

Growth and Value Investing Risk: Growth and value securities may perform differently from the market as a whole and may fall out of favor with investors at times. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Value securities may remain undervalued, their undervaluation may become more severe, or their perceived undervaluation may actually represent their intrinsic value.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.  Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The industries in which the Fund concentrates its investments at any given time are solely the result of the Mid Cap 30 Formula and may change significantly when the Fund is rebalanced. The Fund is currently substantially invested in the Consumer Discretionary and Industrials sectors, and its performance is therefore tied closely to, and affected by, developments in these industries. Companies in the Consumer Discretionary sector may be affected by commodity price volatility, consumer preferences, competition, changing demographics, and labor relations. These companies depend heavily on disposable household income and consumer spending, and social trends and marketing campaigns may significantly affect demand for their products. Consumer Discretionary companies may also lose value more quickly in periods of economic downturns because their products are viewed as nonessential luxury items. Companies in the Industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, environmental liabilities, and product liability.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that the Fund must pay, thus reducing the Fund’s performance. High portfolio turnover may also result in higher taxes when Fund shares are held in a taxable account.

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Tax Law Change Risk:  Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Internal Revenue Code (some of which are set to expire in 2025). More recently, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the types of securities in which the Fund invests, the Russell Midcap® Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY CORNERSTONE MID CAP 30 FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 37.39% for the quarter ended June 30, 2020, and the lowest quarterly return was -37.29% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2024)

	One	Five	Ten
	Year	Years	Years
Hennessy Cornerstone Mid Cap 30
Fund – Investor Shares

Return before taxes	34.29%	23.16%	12.44%

Return after taxes
on distributions	29.54%	20.55%	10.01%

Return after taxes
on distributions and
sale of Fund shares	24.20%	18.56%	9.48%

Hennessy Cornerstone Mid Cap 30
Fund – Institutional Shares

Return before taxes	34.76%	23.62%	12.83%

Russell Midcap® Index
(reflects no deduction for
fees, expenses, or taxes)	15.34%	9.92%	9.63%

S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	25.02%	14.53%	13.10%

We use the Russell Midcap® Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy, Ryan C. Kelley, CFA, and L. Joshua Wein, CAIA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy has served as a Portfolio Manager of the Fund since its inception in 2003, has served as the Chief Market Strategist of the Hennessy Funds since March 2021, and has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989.  Mr. Kelley has served as a Portfolio Manager of the Fund since February 2017, has served as the Chief Investment Officer of the Hennessy Funds since March 2021, and has been employed by the Investment Manager since 2012.  Mr. Wein has served as a Portfolio Manager of the Fund since February 2021, as a Co-Portfolio Manager from February 2019 until February 2021, and previously served as a Senior Portfolio Analyst of the Fund from the time he joined the Investment Manager in September 2018 until February 2019.

Purchase and Sale of Fund Shares

Institutional Class shares are available only to shareholders who invest directly in Fund shares or who invest through certain broker-dealers or financial institutions that have entered into appropriate arrangements with a Fund.

To purchase Fund shares, you may contact your broker-dealer or other financial intermediary. To purchase Fund shares directly from the Hennessy Funds, or for assistance with completing your application, please call 1-800-966-4354 or 1-415-899-1555 between 9:00 a.m. and 7:00 p.m. Eastern time/6:00 a.m. and 4:00 p.m. Pacific time on Monday through Thursday or between 9:00 a.m. and 5:00 p.m. Eastern time/6:00 a.m. and 2:00 p.m. Pacific time on Friday (excluding holidays).  You may buy Fund shares any day the New York Stock Exchange (“NYSE”) is open.

The minimum initial investment in Investor Class shares of a Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts.  The minimum initial investment in Institutional Class shares of a Fund is $250,000.  For corporate-sponsored retirement plans, there is no minimum initial investment for either Investor Class or Institutional Class shares.  There is no subsequent minimum investment requirement.  A $100 minimum exists for each additional investment made through an Automatic Investment Plan.  The Funds may waive the minimum investment requirements from time to time.  Investors purchasing Fund shares through financial intermediaries’ asset-based fee programs may have the above minimums waived by their intermediary, since the intermediary, rather than the Funds, absorbs the increased costs of small purchases.

You may redeem Fund shares each day the NYSE is open either by mail (Hennessy Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701) or by calling the Transfer Agent at 1-800-261-6950 between 9:00 a.m. and 8:00 p.m. Eastern time/6:00 a.m. and 5:00 p.m. Pacific time on Monday through Friday (excluding holidays).  Investors who wish to redeem Fund shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem Fund shares may be placed.

Tax Information

The Funds’ distributions generally will be taxable to you as ordinary income or capital gains regardless of whether they are paid in cash or reinvested in Fund shares, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case such distributions may be taxable at a later date.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Investment Manager, and their related companies may pay the intermediary for performing shareholder services or distribution-related services for the Fund, including, without limitation, administrative, sub-transfer agency type, recordkeeping, and shareholder communication services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial adviser to recommend a Fund over another investment.  Similarly, such payments may cause financial intermediaries to elevate the prominence of the Fund within its organization by, for example, placing it on a list of preferred funds.  Ask your financial adviser or visit your financial intermediary’s website for more information.